Investments in an Associate - Summarised Financial Information Relating to Swissfillon AG (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Significant Investments In Associates [Line Items]
Current assets	€ 865,969	€ 492,775
Non-current assets	552,873	475,204
Current liabilities	338,622	316,175
Non-current liabilities	238,561	341,664
Equity	841,659	310,140	€ 265,439	€ 231,397
Goodwill	47,243	47,243
Revenue from contracts with customers	843,920	662,037	536,539
Depreciation and amortization	56,383	54,103	46,217
Profit before tax	165,673	96,279	54,714
Income tax expense	31,404	17,682	16,007
Net Profit	134,269	78,597	38,707
Swissfillon AG
Disclosure Of Significant Investments In Associates [Line Items]
Current assets		3,256
Non-current assets		8,462
Current liabilities		3,429
Non-current liabilities		7,152
Equity		1,138
Group's share in equity		306
Goodwill		1,729
Exchange differences		(26)
Group’s carrying amount of the investment	0	2,009	1,917
Revenue from contracts with customers		11,230	5,559
Cost of materials and services		4,016	2,006
Personnel expenses		3,616	2,035
Other operating expenses		2,120	1,487
Depreciation and amortization		946	824
Finance costs		168	168
Profit before tax		364	(961)
Income tax expense		21	10
Net Profit		343	(971)
Proportionate share of net profit for the year	€ 547	€ 92	€ (262)